Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
May 1, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:
POS AMI Filing for Advanced Series Trust
Registration number 811-05186
Dear Sir or Madam:
We are filing today via EDGAR pursuant to the Investment Company Act of 1940 a Post-Effective Amendment to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates May 1, 2025 as its effective date.
As counsel to the Registrant, I represent that the instant filing does not contain disclosures that render the filing ineligible to become effective on May 1, 2025. Although the Portfolios are not registered under the Securities Act of 1933, the Registrant believes that, if they were so registered, this POS AMI submission would be eligible for filing under Rule 485(b).
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-7659 or email: melissa.gonzalez@prudential.com.
Sincerely,
/s/ Melissa Gonzalez

Melissa Gonzalez
Vice President and Corporate Counsel